Filed with the U.S. Securities and Exchange Commission on June 29, 2026
1933 Act Registration File No. 333-179562
1940 Act File No. 811-22668
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	1184	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	1185	[X]
(Check appropriate box or boxes.)
ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)
 (Registrant’s Telephone Number, including Area Code): (414) 516-1645
Kristen M. Weitzel, President
ETF Series Solutions
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on July 15, 2026 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, the Trust, on behalf of its series, the Predictive ASTS Moonshot Target [TBA Year] [TBA Upside] ETF, Predictive Bitcoin Moonshot Target [TBA Year] [TBA Upside] ETF, Predictive Ethereum® Moonshot Target [TBA Year] [TBA Upside] ETF, Predictive Gold Moonshot Target [TBA Year] [TBA Upside] ETF, Predictive Nasdaq® Moonshot Target [TBA Year] [TBA Upside] ETF, Predictive NVDA Moonshot Target [TBA Year] [TBA Upside] ETF, Predictive Rocket Labs Moonshot Target [TBA Year] [TBA Upside] ETF, Predictive S&P 500® Moonshot Target [TBA Year] [TBA Upside] ETF, Predictive Tesla Moonshot Target [TBA Year] [TBA Upside] ETF, hereby submits Post-Effective Amendment No. 1184 to the Trust’s Registration Statement for the sole purpose of designating July 15, 2026 as the new effective date for Post-Effective Amendment No. 1133, previously filed on April 17, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois, on June 29, 2026.

ETF Series Solutions

/s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on June 29, 2026.

Signature	Title

* David A. Massart	Trustee
David A. Massart

* Janet D. Olsen	Trustee
Janet D. Olsen

* Michael A. Castino	Trustee
Michael A. Castino

* Kristen M. Weitzel	President and Principal Executive Officer
Kristen M. Weitzel

* Kyke L. Kroken	Treasurer and Principal Financial Officer
Kyle L. Kroken

*By: /s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali
pursuant to Powers of Attorney